Schedule of Recapitalization Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 30, 2024
Recapitalization Costs
Net deficit from SPAC transferred to the Group	$ 7,048,439
Class A Ordinary Shares	1,066,168
Founder shareholders and other advisors	2,666,900
Total shares issued to SPAC	3,733,068		3,733,068
Diluted share price at Closing Date	$ 4.32
Total value transferred to the SPAC	$ 16,126,854
Recapitalization cots	$ 23,210,293